UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
July 31, 2009
(Unaudited)





                                Number of Shares Historical Cost  Market Value

COMMON STOCKS - 76.08%
-------------

Banking and Finance - 3.57%
 FIserv, Inc                         3,000              75,229         142,230
                                                   -----------     -----------
                                                        75,229         142,230

 Biotech - 3.75%
 Meridian Bioscience Inc.            6,800             118,878         149,736
                                                   -----------     -----------
                                                       118,878         149,736

 Commercial Services - 3.06%
 Paychex, Inc.                       4,600             148,135         121,900
                                                   -----------     -----------
                                                       148,135         121,900

 Computers - Hardware - 1.46%
 Dell Corp.                          4,350              90,055          58,203
                                                   -----------     -----------
                                                        90,055          58,203

 Computers - Networking - 2.10%
 Cisco Systems, Inc.                 3,800              55,371          83,638
                                                   -----------     -----------
                                                        55,371          83,638

 Computers - Software - 12.57%
 Microsoft Corp.                     6,200             151,626         145,824
 Oracle                             11,000             119,262         243,430
 Synopsis, Inc.                      5,600             115,460         111,888
                                                   -----------     -----------
                                                       386,347         501,142

 Electrical Equipment - 6.08%
 Corning Inc.                        9,700             108,147         164,900
 General Electric Co.                5,800             160,176          77,720
                                                   -----------     -----------
                                                       268,323         242,620

 Electronics Components - 2.96%
 Tyco Electronics                    5,500             149,751         118,085
                                                   -----------     -----------
                                                       149,751         118,085

 Foods & Beverages - 2.53%
 Sensient Technologies               4,000              80,550         100,760
                                                   -----------     -----------
                                                        80,550         100,760

 Insurance - 2.12%
 Gallagher Arthur J & Co.            3,700              92,691          84,730
                                                   -----------     -----------
                                                        92,691          84,730

 Machinery - 3.22%
 Idex Corp                           4,700             151,555         128,216
                                                   -----------     -----------
                                                       151,555         128,216

 Medical Products and Supplies - 6.33%
 Johnson & Johnson                   2,400             136,714         146,136
 Medtronic Inc.                      3,000             147,940         106,260
                                                   -----------     -----------
                                                       284,654         252,396

 Metals - Diversified - 1.45%
 Carpenter Technology CP             3,100              59,679          57,939
                                                   -----------     -----------
                                                        59,679          57,939

 Oil & Related - 2.41%
 Helmerich & Paine                   2,800              69,200          96,208
                                                   -----------     -----------
                                                        69,200          96,208

 Pharmaceuticals - 3.57%
 Mylan Inc.                         10,800             179,051         142,452
                                                   -----------     -----------
                                                       179,051         142,452

 Retail - General - 5.07%
 Fred's Inc. Class A                15,000             152,560         202,200
                                                   -----------     -----------
                                                       152,560         202,200

 Retail - Specialty - 4.10%
 Fastenal Co                         4,600             160,394         163,622
                                                   -----------     -----------
                                                       160,394         163,622

 Semiconductors - 7.15%
 Intel Corp.                         8,000             143,610         154,000
 National Semiconductor Corp         8,700             143,164         131,022
                                                   -----------     -----------
                                                       286,775         285,022

 Utilities - Natural Resources - 2.58%
 Chesapeake Utilities Corp           3,100              57,194         102,765
                                                   -----------     -----------
                                                        57,194         102,765

                                                   -----------     -----------
TOTAL COMMON STOCKS  - 76.08%                        2,866,394       3,033,864

CASH AND EQUIVALENTS - 24.73%
                                                   -----------     -----------
 Schwab Advisor Premium Money Market                   986,259         986,259
OTHER ASSETS LESS LIABILITIES - (0.81%)                      -         (32,295)
                                                   -----------     -----------
TOTAL PORTFOLIO                                      3,852,653       3,987,828


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
July 31, 2009
(Unaudited)




































                                Number of Shares Historical Cost  Market Value


COMMON STOCKS - 85.32%
-------------

Aerospace - 5.92%
 Harris Corporation                    500              24,989          15,655
 Moog, Inc. Class A                    637              15,976          17,174
 Northrop Grumman                      200               2,536           8,916
                                                   -----------     -----------
                                                        43,501          41,745

Airlines - 0.28%
 Southwest Airlines Co.                250               3,447           1,963
                                                   -----------     -----------
                                                         3,447           1,963

Automotive - 5.66%
 Monro Muffler Brake Inc             1,500              23,212          39,885
                                                   -----------     -----------
                                                        23,212          39,885

Banking and Finance - 6.40%
 Community Bank System               1,200              23,452          21,756
 M&T Bank Corp.                        400              38,896          23,328
                                                   -----------     -----------
                                                        62,348          45,084

Commercial Services - 3.52%
 Harris Interactive Inc.             2,200               6,273             946
 Paychex, Inc.                         900              24,805          23,850
                                                   -----------     -----------
                                                        31,078          24,796

Computers - Distributors - 0.95%
 Ingram Micro                          400               4,230           6,728
                                                   -----------     -----------
                                                         4,230           6,728

Computers - Hardware - 0.38%
 Dell Corp.                            200               5,329           2,676
                                                   -----------     -----------
                                                         5,329           2,676

Computers - Services - 3.23%
 Computer Task Group Inc.            3,500              11,872          22,750
                                                   -----------     -----------
                                                        11,872          22,750

Computers - Software - 4.08%
 Oracle                              1,300              16,642          28,769
                                                   -----------     -----------
                                                        16,642          28,769

Electrical Equipment - 10.32%
 Corning Inc.                        1,900              21,673          32,300
 General Electric Co.                1,100              29,902          14,740
 Ultralife Corp.                     4,000              25,175          25,680
                                                   -----------     -----------
                                                        76,749          72,720

Electronics Components - 8.39%
 Astronics Corp.                     1,750              15,396          19,163
 IEC Electronics Corp.               4,518               6,984          18,479
 Tyco Electronics                    1,000              27,259          21,470
                                                   -----------     -----------
                                                        49,639          59,111

Foods & Beverages - 2.91%
 Constellation Brands, Inc.          1,500              15,118          20,490
                                                   -----------     -----------
                                                        15,118          20,490

Health Care Service Provider - 0.42%
 VirtualScopics Inc.                 2,000               2,981           2,956
                                                   -----------     -----------
                                                         2,981           2,956

Industrial Materials - 0.09%
 Servotronics, Inc.                    100                 937             605
                                                   -----------     -----------
                                                           937             605

Machinery - 3.69%
 Columbus McKinnon Corp                100               2,344           1,447
 Idex Corp                             900              29,028          24,552
                                                   -----------     -----------
                                                        31,372          25,999

Medical Products and Supplies - 6.12%
 Greatbatch Technologies               850              18,984          18,734
 Johnson & Johnson                     400              22,617          24,356
                                                   -----------     -----------
                                                        41,601          43,090

Metal Fabrication & Hardware - 2.72%
 Graham Corp.                        1,400              15,140          19,152
                                                   -----------     -----------
                                                        15,140          19,152

Office Equipment - 1.63%
 Xerox Corp.                         1,400              17,817          11,466
                                                   -----------     -----------
                                                        17,817          11,466

Packaging & Containers - 0.48%
 Mod Pac Corporation                 1,130               4,875           3,356
                                                   -----------     -----------
                                                         4,875           3,356

Photographic Equipment and Suppliers - 0.67%
 Eastman Kodak                       1,600              34,170           4,752
                                                   -----------     -----------
                                                        34,170           4,752

Railroads - 3.49%
 Genesee & Wyoming Class A             900               2,522          24,561
                                                   -----------     -----------
                                                         2,522          24,561

Real Estate & Related - 4.32%
 Home Properties, Inc.                 400              16,297          14,280
 Sovran Self Storage                   600              23,459          16,152
                                                   -----------     -----------
                                                        39,756          30,432

Retail - Specialty - 2.78%
 Fastenal Co                           550              19,186          19,564
                                                   -----------     -----------
                                                        19,186          19,564

Steel - 2.20%
 Gilbraltar Industries Inc.          2,000              25,111          15,540
                                                   -----------     -----------
                                                        25,111          15,540

Telecommunications - 1.79%
 Frontier Communications             1,800              20,663          12,600
                                                   -----------     -----------
                                                        20,663          12,600

Utilities - Natural Resources - 2.88%
 National Fuel Gas Co.                 500              11,250          20,290
                                                   -----------     -----------
                                                        11,250          20,290

                                                   -----------     -----------
TOTAL COMMON STOCKS  - 85.32%                          610,547         601,079

CASH AND EQUIVALENTS - 15.48%

 Schwab Advisor Premium Money Market                   109,040         109,040
                                                   -----------     -----------

OTHER ASSETS LESS LIABILITIES - (0.80%)                                 (5,652)
                                                   -----------     -----------
TOTAL PORTFOLIO                                        719,586         704,466




Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 28, 2009


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 28, 2009